Fees Summary	Mar. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,540,000
Previously Paid Amount	0.00
Total Fee Amount	1,766.77
Total Offset Amount	0.00
Net Fee	1,766.77
Narrative - Max Aggregate Offering Price	$ 11,540,000
Final Prospectus	true